Mortgage and Mezzanine Loans Receivable (Narratives) (Details) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 14, 2014	Mar. 31, 2013	Oct. 31, 2012 Story	Apr. 17, 2013	May 31, 2014	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other liabilities	$ 375,830,000	$ 429,249,000
Elimination of a mortgage and mezzanine loan asset and liability	59,375,000	0	0
Interest And Other investment (Loss) Income Net	38,752,000	(24,887,000)	(261,200,000)
Mortgage and mezzanine loans receivable	16,748,000	170,972,000
Mortgage and mezzanine loans receivable, allowance (in US dollars)	5,811,000	5,845,000
Mezzanine Loan Receivable - Interest Rate	9.10%	11.00%
Mezzanine Loans Receiveable - Maturity Start Date	April 2015
Mezzanine Loans Receiveable - Maturity End Date	May 2016
NY 701 Seventh Avenue [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mezzanine Loan Ownership Percentage						25.00%
Mortgage and mezzanine loan for the acquisition and redevelopment						475,000,000
Number Of Story In Office Tower						10
Loans Receivable Description Of Variable Rate Basis						LIBOR
Loans Receivable, Basis Spread on Variable Rate						10.20%
LIBOR Floor (in percentage)						1.00%
Mezzanine Loans Receivable - Carrying Amount						375,000,000
Percentage Of Participation In Mortgage Interest Sold					25.00%
Other liabilities		59,375,000
Elimination of a mortgage and mezzanine loan asset and liability				59,375,000
NY 701 Seventh Avenue [Member] | Vornado Realty Trust [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mezzanine Loans Receivable - Carrying Amount						93,750,000
Other Mezzanine Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayment Of Mezzanine Loan Receivable							50,091,000	25,000,000	30,000,000
Mezzanine Loan Receivable - Maturity Date							August 2015	November 2014	January 2015
Proceeds From Collection Of Notes Receivable Including Prepayment Penalty							55,358,000
Interest And Other investment (Loss) Income Net							$ 5,267,000